INVESTMENT IN RESIDENTIAL MORTGAGE LOANS (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Apr. 02, 2013	Jan. 04, 2013	Feb. 27, 2013 Reverse Mortgage Loans	Dec. 31, 2012 Reverse Mortgage Loans
Percentage of Investment co-owned by Nationstar				33.00%	30.00%
Percentage of Investment owned by New Residential				67.00%	70.00%
Unpaid principal balance of underlying reverse mortgage loans			$ 4,200,000			$ 83,000
Residential mortgage loans, held-for-investment	$ 33,060	[1]			$ 35,000

[1]	(A) Represents our historical consolidated balance sheet at September 30, 2013.